Quarterly Report
July 31, 2019
MFS®  Intermediate Income Trust

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.0%
Asset-Backed & Securitized – 3.7%
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 2.665% (LIBOR - 1mo. + 0.34%), 8/15/2029 (n)	$2,575,784	$2,575,105
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,769,884
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	226,215	225,945
Falcon Franchise Loan LLC, 9.15%, 1/05/2023 (i)(z)	91,163	3,540
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,247,000	1,246,654
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,290,000	1,288,731
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,570,000	2,596,535
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	125,428	125,304
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,191,471	2,245,625
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,117,883	1,111,613
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 3.197% (LIBOR - 3mo. + 1.51%), 10/20/2027 (n)	1,998,000	1,992,805
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	234,938	234,580
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,274,627	1,271,745
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	927,013
		$17,615,079
Automotive – 1.9%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,770,000	$1,787,369
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,074,000	1,105,759
General Motors Financial Co., Inc., 3.95%, 4/13/2024	4,000,000	4,100,631
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,769,000	1,800,559
		$8,794,318
Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,500,000	$3,525,344
Building – 0.6%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$2,957,395
Business Services – 0.2%
Fidelity National Information Services, Inc., 5%, 10/15/2025	$751,000	$845,742
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,455,558
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,829,511
		$4,285,069
Chemicals – 0.9%
Sherwin-Williams Co., 3.125%, 6/01/2024	$4,000,000	$4,081,219
Computer Software – 1.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$2,054,000	$2,149,236
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,248,696
		$5,397,932
Computer Software - Systems – 0.6%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$2,841,558
Conglomerates – 2.6%
Roper Technologies, Inc., 2.8%, 12/15/2021	$651,000	$654,602
United Technologies Corp., 3.1%, 6/01/2022	947,000	967,232
United Technologies Corp., 3.65%, 8/16/2023	3,321,000	3,478,819
United Technologies Corp., 3.125%, 5/04/2027	2,000,000	2,064,893
United Technologies Corp., 4.125%, 11/16/2028	1,753,000	1,937,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Wabtec Corp., 4.95%, 9/15/2028	$2,973,000	$3,210,315
		$12,313,082
Consumer Products – 1.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$2,363,621
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	4,028,538
		$6,392,159
Consumer Services – 1.5%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,614,590
Priceline Group, Inc., 3.55%, 3/15/2028	2,737,000	2,884,548
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	480,000	343,294
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	1,525,000	1,032,211
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	1,392,000	849,240
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	480,000	259,323
		$6,983,206
Electrical Equipment – 0.4%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,703,000	$1,703,240
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,900,000	$3,814,969
Broadcom, Inc., 4.75%, 4/15/2029 (n)	1,150,000	1,171,410
Microchip Technology, Inc., 3.922%, 6/01/2021	1,213,000	1,233,908
		$6,220,287
Emerging Market Quasi-Sovereign – 0.6%
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	$228,000	$238,262
Petroleos Mexicanos, 6%, 3/05/2020	1,890,000	1,915,628
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	733,000	742,104
		$2,895,994
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$827,198
Energy - Integrated – 0.9%
BP Capital Markets PLC, 4.5%, 10/01/2020	$853,000	$874,043
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	1,869,751
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,385,097
		$4,128,891
Financial Institutions – 0.7%
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	$3,123,000	$3,189,520
Food & Beverages – 2.5%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$3,198,000	$3,293,042
Conagra Brands, Inc., 4.6%, 11/01/2025	2,987,000	3,247,179
Constellation Brands, Inc., 4.4%, 11/15/2025	3,306,000	3,623,268
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,897,352
		$12,060,841
Health Maintenance Organizations – 0.4%
Halfmoon Parent, Inc., FLR, 3.06% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$2,000,000	$2,000,858
Industrial – 0.6%
Low Income Investment, 3.386%, 7/01/2026	$705,000	$709,959
Low Income Investment, 3.711%, 7/01/2029	1,905,000	1,946,852
		$2,656,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.6%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$2,956,044
American International Group, Inc., 3.9%, 4/01/2026	2,850,000	3,006,722
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,596,537
		$7,559,303
Insurance - Property & Casualty – 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,160,947
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	3,166,604
		$6,327,551
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	$2,510,000	$2,498,976
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,408,962
Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$493,736
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	3,114,163
		$3,607,899
Major Banks – 14.1%
Bank of America Corp., 2.151%, 11/09/2020	$750,000	$748,202
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	5,400,000	5,479,232
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,069,863
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,582,272
Barclays PLC, 4.61%, 2/15/2023	3,857,000	3,968,790
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	2,560,000	2,573,304
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,525,527
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,011,049
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	2,076,000	2,144,740
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,071,999
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,733,778
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,764,278
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	4,054,619
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,515,391
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,214,958
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	3,002,227
JPMorgan Chase & Co., 3.125%, 1/23/2025	3,500,000	3,587,708
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,420,399
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	656,000	660,037
Morgan Stanley, 5.625%, 9/23/2019	640,000	642,782
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,716,394
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	800,000	810,955
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR - 3mo. + 1.754%), 5/18/2029	2,442,000	2,601,757
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,809,953
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,169,754
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,632,208
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,525,350
UBS Group Funding Ltd., FLR, 3.783% (LIBOR - 3mo. + 1.44%), 9/24/2020 (n)	1,680,000	1,705,302
		$66,742,828
Medical & Health Technology & Services – 0.7%
HCA, Inc., 4.125%, 6/15/2029	$3,215,000	$3,293,350
Medical Equipment – 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$1,600,000	$1,664,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.7%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,518,000	$1,576,367
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,904,549
		$3,480,916
Midstream – 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,584,000	$1,617,037
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,879,825
MPLX LP, 4%, 3/15/2028	3,395,000	3,516,250
		$7,013,112
Mortgage-Backed – 1.4%
Fannie Mae, 5%, 12/01/2020	$1,963	$2,016
Fannie Mae, 6.5%, 11/01/2031	661,281	756,638
Freddie Mac, 5.5%, 11/01/2019 - 6/01/2020	38,097	38,262
Freddie Mac, 4.224%, 3/25/2020	2,147,443	2,155,111
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	17,403	18,876
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,509,746
Freddie Mac, 3.243%, 4/25/2027	935,000	989,612
Freddie Mac, 3.187%, 9/25/2027	550,000	580,328
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	427,306	487,491
Ginnie Mae, 5.87%, 4/20/2058	23,753	26,688
		$6,564,768
Municipals – 3.4%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$4,000,000	$4,112,440
Gainesville, TX, Hospital District, “A”, 5.711%, 8/15/2033	2,330,000	2,592,428
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,704,000	3,360,824
Puerto Rico Electric Power Authority Rev., “RR”, 5%, 7/01/2022	1,675,000	1,695,267
Solano, CA, Irrigation District Hydroelectric Rev. (Monticello Power Project), 5.47%, 1/01/2020	840,000	842,327
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	3,435,000	3,462,446
		$16,065,732
Network & Telecom – 1.4%
AT&T, Inc., 3.4%, 5/15/2025	$5,400,000	$5,554,618
AT&T, Inc., 3.8%, 2/15/2027	1,231,000	1,283,878
		$6,838,496
Oils – 0.9%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,042,060
Marathon Petroleum Corp., 3.8%, 4/01/2028	985,000	1,007,340
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,407,232
		$4,456,632
Other Banks & Diversified Financials – 1.9%
Citizens Bank N.A., 2.55%, 5/13/2021	$910,000	$911,100
Compass Bank, 3.5%, 6/11/2021	1,730,000	1,758,872
Compass Bank, 2.875%, 6/29/2022	1,826,000	1,838,322
Groupe BPCE S.A., 12.5%, 8/29/2049 (n)	2,556,000	2,597,535
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,811,054
		$8,916,883
Pharmaceuticals – 1.2%
Actavis Funding SCS, 3.45%, 3/15/2022	$3,000,000	$3,056,082
Celgene Corp., 2.75%, 2/15/2023	2,628,000	2,650,203
		$5,706,285
Restaurants – 0.8%
Starbucks Corp., 3.8%, 8/15/2025	$3,500,000	$3,719,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$2,699,988
Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$3,098,474
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$4,111,099
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	980,218
SBA Tower Trust, 2.877%, 7/09/2021 (n)	586,000	586,478
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,920,241
		$7,598,036
Tobacco – 0.4%
Reynolds American, Inc., 6.875%, 5/01/2020	$1,340,000	$1,381,899
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	617,194
		$1,999,093
Transportation - Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$2,450,000	$2,449,846
U.S. Government Agencies and Equivalents – 0.7%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$2,500,238
Small Business Administration, 6.35%, 4/01/2021	34,659	35,279
Small Business Administration, 6.34%, 5/01/2021	38,755	39,412
Small Business Administration, 6.44%, 6/01/2021	34,876	35,668
Small Business Administration, 6.625%, 7/01/2021	45,319	46,132
Small Business Administration, 5.34%, 11/01/2021	164,957	168,045
Small Business Administration, 4.93%, 1/01/2024	82,573	85,699
Small Business Administration, 5.36%, 11/01/2025	169,476	179,543
Small Business Administration, 5.39%, 12/01/2025	117,535	124,368
		$3,214,384
U.S. Treasury Obligations – 35.2%
U.S. Treasury Notes, 2.625%, 8/15/2020	$16,525,000	$16,622,472
U.S. Treasury Notes, 2.375%, 3/15/2021	18,815,000	18,942,148
U.S. Treasury Notes, 1.75%, 11/30/2021	10,000,000	9,969,531
U.S. Treasury Notes, 1.75%, 2/28/2022	14,420,000	14,377,754
U.S. Treasury Notes, 1.75%, 5/15/2022	13,500,000	13,458,867
U.S. Treasury Notes, 2.125%, 12/31/2022	14,635,000	14,769,345
U.S. Treasury Notes, 2.5%, 8/15/2023	9,210,000	9,440,610
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,711,229
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	9,455,342
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	9,958,395
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,253,574
U.S. Treasury Notes, 2.25%, 11/15/2025	14,255,000	14,539,543
U.S. Treasury Notes, 1.625%, 5/15/2026	4,080,000	4,000,312
U.S. Treasury Notes, 2%, 11/15/2026	9,335,000	9,370,006
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,198,205
U.S. Treasury Notes, 2.75%, 2/15/2028	3,650,000	3,868,430
		$166,935,763
Utilities - Electric Power – 2.8%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$492,000	$492,550
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	3,500,000	3,505,783
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,615,000	1,784,505
Enersis Americas S.A., 4%, 10/25/2026	252,000	258,555
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	2,987,817
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,307,275
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	564,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Transelec S.A., 4.625%, 7/26/2023 (n)	$927,000	$980,302
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	239,117
		$13,120,553
Total Bonds		$468,697,984
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.31% (v)	1,479,122	$1,479,122

Other Assets, Less Liabilities – 0.7%		3,545,270
Net Assets – 100.0%		$473,722,376
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,479,122 and $468,697,984, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $86,714,095, representing 18.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, 9.15%, 1/05/2023	1/02/18	$3,540	$3,540
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$170,150,148	$—	$170,150,148
Non-U.S. Sovereign Debt	—	9,320,642	—	9,320,642
Municipal Bonds	—	16,065,732	—	16,065,732
U.S. Corporate Bonds	—	167,834,510	—	167,834,510
Residential Mortgage-Backed Securities	—	7,836,513	—	7,836,513
Commercial Mortgage-Backed Securities	—	7,542,597	—	7,542,597
Asset-Backed Securities (including CDOs)	—	8,800,737	—	8,800,737
Foreign Bonds	—	81,147,105	—	81,147,105
Mutual Funds	1,479,122	—	—	1,479,122
Total	$1,479,122	$468,697,984	$—	$470,177,106
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,930	$56,717,183	$55,244,720	$729	$—	$1,479,122
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,872	$—